Accounting Policies (Details) - Summary of useful lives of property plant and equipment	12 Months Ended
Dec. 31, 2021
Short leasehold property improvements [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Various - straight line over remaining term on property lease
Fixtures and fittings [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Fixtures and fittings [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment [Member] | Minimum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office equipment [Member] | Maximum [Member]
Disclosure In Tabular Form Of Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years